DEBT SECURITIES IN ISSUE - Parent (Tables)	12 Months Ended
Dec. 31, 2025
Debt Securities In Issue [Line Items]
Summary of Debt Securities in Issue

		Group
	2025	2024
	£m	£m
Medium-term notes:
– US $30bn Euro Medium Term Note Programme	308	696
– Euro €30bn Euro Medium Term Note Programme	5,680	4,092
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	7,393	6,730
	13,381	11,518
Euro €35bn Global Covered Bond Programme	19,201	17,211
US $20bn Commercial Paper Programmes	2,411	3,274
Certificates of deposit	1,607	1,196
Credit linked notes	635	441
Securitisation programmes	5,638	3,929
	42,873	37,569

Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Summary of Debt Securities in Issue	The Company issues notes in the US from time to time pursuant to a shelf registration statement on Form F-3 filed with the SEC in 2024.

	2025	2024
	£m	£m
Medium-term notes:
– Euro €30bn Euro Medium Term Note Programme	600	1,114
– US SEC-registered Debt Programme – Santander UK Group Holdings plc	747	802
	1,347	1,916